Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate debt [Abstract]
Initial balance	$ 723,791	$ 684,073
Cash flow	171,182	6,620
Non-cash changes	98,752	33,098
Final balance	$ 993,725	$ 723,791